Taxation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Statements [LineItems]
Applicable tax rate			12.50%
Defence Contribution Rate	30.00%		30.00%
Defence Contribution Rate for Dividends Received from Abroad	17.00%		17.00%
Income Tax Expense Continuing Operations Flow Research S.L					$ 18,000
Interest income	$ 99,000	$ 0	$ 0	$ 7,000	12,000
Income tax expense	$ 752,000	$ 184,000	1,127,000	862,000	7,000
Minimum. | RUSSIAN
Ifrs Statements [LineItems]
Applicable tax rate	0.00%
Maximum. | RUSSIAN
Ifrs Statements [LineItems]
Applicable tax rate	20.00%
Nexters Global
Ifrs Statements [LineItems]
Income tax expense	$ 764,000		1,016,000	$ 844,000
Nexters Online LLC
Ifrs Statements [LineItems]
Income tax expense	$ 43,000		56,000
Nexters Studio LLC
Ifrs Statements [LineItems]
Income tax expense			$ 55,000
Flow Research S.L.
Ifrs Statements [LineItems]
Income Tax Expense Continuing Operations Flow Research S.L					$ 7,000
Cyprus companies [Member]
Ifrs Statements [LineItems]
Applicable tax rate	12.50%